Annual Total Returns[BarChart] - PSF PGIM 5050 Balanced Portfolio - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.60%	11.23%	16.15%	8.77%	0.40%	7.28%	12.37%	(2.47%)	18.49%	11.43%